================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [    ]; Amendment Number:
                                                  ---------------

  This Amendment (Check only one.):     [  ]     is a restatement.
                                        [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  3600 Minnesota Drive
          Suite 70
          Edina, MN 55435

Form 13F File Number:  28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Loren Kix
Title:  Chief Executive Officer
Phone:  (952) 229-8120

Signature, Place, and Date of Signing:

/s/ Loren Kix   Edina, Minnesota      May 7, 2012
-------------   -------------------   -----------
[Signature]     [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number          Name

    28-01190                      Frank Russell Company
================================================================================

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          61

Form 13F Information Table Value Total:  $1,094,967
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                      Cornerstone Capital Management, Inc.
                           FORM 13F INFORMATION TABLE
                                   31-Mar-12

Column 1                  Column 2       Column 3    Column 4              Column 5         Column 6   Column 7       Column 8
--------------------- ----------------   ---------   ---------             --------         --------   --------      ----------
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                                                                  SHRS
                                                      VALUE      OR PRN       SH/    PUT/     INV      OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X1000)      AMT        PRN    CALL     DISC.     MGR   SOLE    SHARED  NONE
--------------------- ----------------   ---------   ----------  --------   ------   -----  ---------- -----  ------  ------  -----
Abbott Labs           COM                002824100      11738    191519        SH             Sole            110060           81459
Acme Packet Inc       COM                004764106      22973    834791        SH             Sole            480458          354333
American Rlty
Cap TR Inc            COM                02917L101       1284    125050        SH             Sole                            125050
Anadarko Pete
Corp                  COM                032511107      12734    162554        SH             Sole             93555           68999
Apple Inc             COM                037833100     100308    167305        SH             Sole             94600           72705
Baidu Inc             SPON ADR REP A     056752108      15826    108577        SH             Sole             62480           46097
Beam Inc              COM                073730103        317      5407        SH             Sole              3250            2157
Berkshire
Hathaway Inc Del      CL B NEW           084670702        215      2644        SH             Sole                              2644
British Amern
Tob PLC               SPONSORED ADR      110448107      22461    221909        SH             Sole            135423           86486
Citrix Sys Inc        COM                177376100      11560    146491        SH             Sole             84257           62234
Coach Inc             COM                189754104       8562    110789        SH             Sole             63655           47134
Cobalt Intl
Energy Inc            COM                19075F106      38820   1292689        SH             Sole            734778          557911
Coca Cola Co          COM                191216100        383      5179        SH             Sole              5179
Cooper
Industries PLC        SHS                G24140108      13888    217175        SH             Sole            126155           91020
CSX Corp              COM                126408103      24994   1161430        SH             Sole            669108          492322
Diageo P L C          SPON ADR NEW       25243Q205      35180    364560        SH             Sole            197451          167109
Dicks Sporting
Goods Inc             COM                253393102      16614    345541        SH             Sole            189978          155563
Disney Walt Co        COM DISNEY         254687106      25317    578259        SH             Sole            331224          247035
Dollar Gen Corp New   COM                256677105      20659    447166        SH             Sole            255421          191745
Ebay Inc              COM                278642103      22389    606747        SH             Sole            347822          258925
Exxon Mobil Corp      COM                30231G102      53579    617765        SH             Sole            349276          268489
Fluor Corp New        COM                343412102      29661    494019        SH             Sole            275620          218399
Freeport-McMoran
Copper & Go           COM                35671D857      21823    573688        SH             Sole            316783          256905
General Dynamics Corp COM                369550108      17585    239647        SH             Sole            137490          102157
General Mls Inc       COM                370334104      23644    599341        SH             Sole            333557          265784
Gilead Sciences Inc   COM                375558103      28875    590972        SH             Sole            323406          267566
Goldman Sachs
Group Inc             COM                38141G104      22253    178923        SH             Sole            100869           78054
Google Inc            CL A               38259P508      52436     81772        SH             Sole             46389           35383
HCP Inc               COM                40414L109        575     14572        SH             Sole                             14572
Health Care Reit Inc  COM                42217K106        507      9230        SH             Sole                              9230
Hess Corp             COM                42809H107      19236    326296        SH             Sole            187406          138890
Home Depot Inc        COM                437076102        158      3141        SH             Sole              3141
Johnson Ctls Inc      COM                478366107      41658   1282569        SH             Sole            724033          558536




Column 1                 Column 2       Column 3    Column 4              Column 5        Column 6   Column 7       Column 8
-------------------  ----------------   ---------   ---------             --------        --------   --------      ----------
                                                                                                                 VOTING AUTHORITY
                                                                                                             -----------------------
                                                                  SHRS
                                                        VALUE    OR PRN    SH/    PUT/       INV      OTHER
NAME OF ISSUER        TITLE OF CLASS      CUSIP        (X1000)     AMT     PRN    CALL       DISC.     MGR     SOLE   SHARED  NONE
--------------------- ----------------   ---------   ----------  --------  -----  -----    ----------  ----  -------- ------ ------
Joy Global Inc       COM                481165108       17779    241887     SH               Sole              138942        102945
Lauder Estee
Cos Inc              CL A               518439104       16812    271413     SH               Sole              155948        115465
Lazard Ltd           SHS A              G54050102         277      9713     SH               Sole                5067          4646
Mastercard Inc       CL A               57636Q104        1266      3010     SH               Sole                              3010
Medco Health
Solutions Inc        COM                58405U102       12424    176726     SH               Sole              101644         75082
Mosaic Co New        COM                61945C103       30592    553312     SH               Sole              311463        241849
Noble Energy Inc     COM                655044105          74       752     SH               Sole                 752
Nuvasive Inc         COM                670704105       14116    838204     SH               Sole              485077        353127
Occidental Pete
Corp Del             COM                674599105          70       732     SH               Sole                 732
Opentable Inc        COM                68372A104       22678    560380     SH               Sole              316543        243837
Pioneer Nat Res Co   COM                723787107          81       730     SH               Sole                 730
Qualcomm Inc         COM                747525103       45967    675380     SH               Sole              380393        294987
Rockwell
Automation Inc       COM                773903109       12768    160208     SH               Sole               92562         67646
Ross Stores Inc      COM                778296103        9546    164309     SH               Sole               94353         69956
Salesforce Com Inc   COM                79466L302       29016    187793     SH               Sole              107877         79916
Schlumberger Ltd     COM                806857108       12968    185431     SH               Sole              106724         78707
SPDR Gold Trust      GOLD SHS           78463V107         249      1535     SH               Sole                              1535
Texas Instrs Inc     COM                882508104       19106    568474     SH               Sole              324735        243739
Textron Inc          COM                883203101       11212    402888     SH               Sole              233789        169099
Tiffany & Co New     COM                886547108        6497     93984     SH               Sole               53491         40493
TJX Cos Inc New      COM                872540109       14031    353331     SH               Sole              203228        150103
Tornier N V          SHS                N87237108         105      4100     SH               Sole                4100
V F Corp             COM                918204108       26889    184197     SH               Sole              106077         78120
Visa Inc             COM CL A           92826C839       23208    196677     SH               Sole              119388         77289
Weatherford
International Lt     REG SHS            H27013103       16384   1085744     SH               Sole              628547        457197
Wellpoint Inc        COM                94973V107       15525    210362     SH               Sole              122663         87699
Western Un Co        COM                959802109       17099    971544     SH               Sole              559314        412230
Xata Corp            COM NEW            983882309          16     12017     SH               Sole                             12017